Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
Inventories consist of:

	2021	2020
Raw materials and supplies	$1,598	$1,226
Work-in-process	400	340
Finished goods	506	470
Tooling and engineering	1,465	1,408

	$3,969	$3,444

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.